Financial Instruments - Detailed Information About In Maturity Analysis For Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 21,754.4	$ 22,589.1
5-10 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	10,197.5	10,241.7
10-15 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	7,121.6	7,329.0
15-20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	4,117.1	4,233.9
More than 20 years [member]
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 318.2	$ 784.5